Document and Entity Information	Aug. 11, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	Assurant, Inc.
Entity Central Index Key	0001267238
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31978
Entity Tax Identification Number	39-1126612
Entity Address, Address Line One	260 Interstate North Circle SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	763-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	AIZ
Security Exchange Name	NYSE
Senior Subordinated Notes
Entity Information [Line Items]
Title of 12(b) Security	5.25% Subordinated Notes due 2061
Trading Symbol	AIZN
Security Exchange Name	NYSE